Organization and Business Description - Schedule of Subsidiaries and Consolidated Affiliated Entities (Details)	12 Months Ended
Mar. 31, 2026
Joint Cross Border Logistics Company Limited (“JCB”) [Member]
Schedule of Subsidiaries and Consolidated Affiliated Entities [Line Items]
Subsidiaries	Joint Cross Border Logistics Company Limited (“JCB”)
Date of Incorporation or acquisition	Jul. 18, 2017
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	custom clearance, drugs enlisting, warehouse services and other logistics services
V-Alliance Technology Supplies Limited (“VA”) [Member]
Schedule of Subsidiaries and Consolidated Affiliated Entities [Line Items]
Subsidiaries	V-Alliance Technology Supplies Limited (“VA”)
Date of Incorporation or acquisition	Sep. 01, 2016
Jurisdiction of Formation	Hong Kong, PRC
Percentage of direct/indirect Economic Ownership	100.00%
Principal Activities	procurement and distribution of pharmaceutical products
New Ben Global Enterprises Limited [Member]
Schedule of Subsidiaries and Consolidated Affiliated Entities [Line Items]
Subsidiaries	New Ben Global Enterprises Limited *	[1]
Date of Incorporation or acquisition	Mar. 18, 2026	[1]
Jurisdiction of Formation	Hong Kong, PRC	[1]
Percentage of direct/indirect Economic Ownership	100.00%	[1]
Principal Activities	No activity	[1]

[1]	The Company disposed this company to original shareholder on July 15, 2026.